Provision for judicial and administrative proceedings (Tables)	12 Months Ended
Dec. 31, 2022
Provision For Judicial And Administrative Proceedings
Schedule of provision for judicial and administrative proceedings

	2022	2021

Provision for judicial and administrative proceedings	1,112,156	960,881

Civil (a)	392,975	309,019
Labor (b)	214,450	192,132
Tax (c)	473,391	429,951
Regulatory (d)	31,340	29,779

Schedule of provision for judicial and administrative proceedings

	December 2021	Additions, net of reversals	Payments	Currency update	December 2022

	960,881	247,227	(242,597)	146,642	1,112,153

Civil (a)	309,019	130,164	(133,649)	87,438	392,972
Labor (b)	192,132	79,613	(84,165)	26,870	214,450
Tax (c)	429,951	35,978	(21,192)	28,654	473,391
Regulatory (d)	29,779	1,472	(3,591)	3,680	31,340

	December 2020	Additions, net of reversals	Payments	Currency update	December 2021

	886,947	278,789	(316,804)	111,949	960,881

Civil (a)	245,432	175,715	(194,501)	82,373	309,019
Labor (b)	213,026	71,961	(98,730)	5,875	192,132
Tax (c)	399,288	31,078	(23,539)	23,124	429,951
Regulatory (d)	29,201	35	(34)	577	29,779

Schedule of Tax Proceedings

	2022	2021
Federal Taxes	260,206	202,743
State Taxes	130,816	145,436
Municipal Taxes	8,550	7,626
TIM S.A. proceedings (Purchase price allocation)	73,819	74,146
	473,391	429,951

Schedule Of Judicial And Administrative Proceedings Losses Are Assessed

	2022	2021

	20,123,806	18,140,556

Civil (e.1)	1,418,874	1,292,202
Labor and Social Security (e.2)	360,942	392,035
Tax (e.3)	18,171,345	16,309,439
Regulatory (e.4)	172,645	146,880

Schedule Of Civil Contingent Liabilities

	2022	2021
Consumer lawsuits (e.1.1)	141,858	160,696
ANATEL (e.1.2)	293,203	258,683
Consumer protection bodies (e.1.3)	455,481	493,806
Former trading partners (e.1.4)	230,360	216,054
Social and environmental and infrastructure (e.1.5)	116,613	99,743
Other (e.1.6)	181,359	63,220
	1,418,874	1,292,202

Schedule Of Tax Contingent Liabilities

	2022	2021

	18,171,345	16,309,439

Federal taxes (e.3.1)	3,275,840	3,026,326
State taxes (e.3.2)	9,640,939	8,782,114
Municipal taxes (e.3.3)	1,587,910	1,234,618
FUST, FUNTTEL and EBC (e.3.4)	3,666,656	3,266,381